Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2031
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,055,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,025.32
Offering Note	1(a). The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. 1(b). Calculated in accordance with Rule 457(r) of the Securities Act. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on September 6, 2024 (File No. 333-281967).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2036
Amount Registered | shares	55,000,000,000
Maximum Aggregate Offering Price	$ 548,889,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,034.91
Offering Note	See Offering Note 1.